Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted share units [Member] - 2015 Plan [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of restricted share units
Outstanding, beginning balance	3,976,311
Granted	3,663,574	3,976,311
Forfeited	(793,355)
Outstanding, ending balance	6,846,530	3,976,311
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance	¥ 17.28
Granted	18.32
Outstanding, ending balance	¥ 17.83	¥ 17.28